AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

	December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,990	$-	$-	$1,990

Available-for-sale - matures within one year:
Corporate debentures - fixed interest rate	7,713	3	(6)	7,710

	7,713	3	(6)	7,710

Available-for-sale - matures after one year through three years:
Corporate debentures - fixed interest rate	16,866	2	(148)	16,720

	16,866	2	(148)	16,720

Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	2,963	-	(44)	2,919

	2,963	-	(44)	2,919

	$29,532	$5	$(198)	$29,339

Reclassification of certain securities to long-term				18,522

				$10,817

	December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Money market funds	$1,506	$-	$-	$1,506

Available-for-sale - matures within one year:
Certificate of deposit	728	-	-	728
Government sponsored enterprises - fixed interest rate	2,089	2	-	2,091
Corporate debentures - fixed interest rate	6,863	14	(7)	6,870

	9,680	16	(7)	9,689

Available-for-sale - matures after one year through three years:
Certificate of deposit	1,248	-	(2)	1,246
Corporate debentures - fixed interest rate	15,451	10	(65)	15,396

	16,699	10	(67)	16,642

Available-for-sale - matures after three years through five years:
Corporate debentures - fixed interest rate	2,141	-	(9)	2,132

	2,141	-	(9)	2,132

	$30,026	$26	$(83)	$29,969

Reclassification of certain securities to long-term				15,695

				$14,274

The table below presents the fair value of investments in available-for-sale securities that have been in an unrealized loss position as of December 31, 2016 and 2015 and the length of time that those investments have been in a continuous loss position:

	December 31, 2016
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$16,620	$185	$6,827	$13	$23,447	$198

	$16,620	$185	$6,827	$13	$23,447	$198

	December 31, 2015
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$12,274	$49	$8,333	$32	$20,607	$81
Certificate of deposit	455	-	1,229	2	1,684	2

	$12,729	$49	$9,562	$34	$22,291	$83

As of December 31, 2016 and 2015, there were 46 and 62 securities in a loss position, respectively.

For the years ended December 31, 2016, 2015 and 2014, the Company recognized gross realized gains of $1, $2 and $31, respectively, and gross realized losses of $20, $13 and $153, respectively. The Company determines realized gains or losses on the sale of marketable securities on a specific identification method, and reflects such gains and losses as a component of financial income (expenses), net, in the Company's consolidated statements of operations.